Restatement of 30 June 2024 balances	12 Months Ended
Jun. 30, 2025
Restatement Of 30 June 2024 Balances
Restatement of 30 June 2024 balances

32. Restatement of 30 June 2024 balances

During the preparation of the consolidated financial statements for the half year ended 31 December 2024, the Group identified a misstatement related to Tranche 1 performance rights as at 30 June 2024. These performance rights were subject to performance conditions and expired on 30 June 2024, if those conditions were not met. As the performance conditions were not satisfied, the accumulated expense previously recorded in relation to these rights should have been reversed through the consolidated statement of profit or loss and other comprehensive income for the period ended 30 June 2024 in accordance with AASB 2 Share-based Payment. As a result, the 30 June 2024 consolidated financial statements have been restated.

The impact of the restatement on the 30 June 2024 consolidated financial statements are as follows:

	As previously reported $	Restatement $	Restated $
Impact on statement of profit or loss and other comprehensive income
Share based payments expense	(1,667,973)	1,047,436	(620,537)
Loss before income tax benefit	2,988,469	(1,047,436)	1,941,033
Loss after income tax benefit	2,988,469	(1,047,436)	1,941,033
Basic and diluted loss for the year attributable to equity holders	2.30	(0.81)	1.49

Impact on statement of financial position
Share option reserve	2,801,886	(1,047,436)	1,754,450
Accumulated losses	(48,202,837)	1,047,436	(47,155,401)

Total equity	3,311,730	-	3,311,730